BETTER 10K - RISKS AND UNCERTAINTIES - Narrative (Details) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) loan	Jun. 30, 2022 USD ($) loan	Dec. 31, 2022 USD ($) loan	Dec. 31, 2021 USD ($) loan
Risks and Uncertainties [Abstract]
Unpaid principal balance of loans repurchased | $	$ 14.9	$ 59.1	$ 110.6	$ 29.1
Number of loans repurchased | loan	35	139	262	95